BORROWINGS (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
BORROWINGS.
Opening balance		$ 1,793	$ 4,502
New borrowing		2,281	3,803
Repayment	$ (1,802)	(2,000)	(2,419)
Issue costs			(21)
Accretion of issue costs		9	25
Interest capitalized		46	209
Debts settled in exchange of Royalty			(4,306)
Ending balance		2,129	1,793
Current portion		208	$ 1,793
Non-current portion		$ 1,921